TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax asset, carryforward tax business losses	$ 12,899	$ 10,627
Unrecognized income tax benefits that, if recognized, would impact the effective tax rate		213
Valuation allowance	$ 11,728	8,177
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	30,427
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 25,151
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	7 years
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	20 years
Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards		$ 639
National Tax Agency, Japan [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 2,126
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,511
Top Image Systems Ltd. [Member] | Domestic [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	11,314
Capital loss carryforwards	$ 1,892